Related parties	6 Months Ended
Jun. 30, 2021
Disclosure Of Related Party [Abstract]
Related parties	Related parties
Key management personnel compensation

The compensation presented below, granted to the members of the Executive Board and Supervisory Board was recognized in expenses over the period shown:

	For the six month period ended June 30,
(in thousands of euros)	2021	2020
Salaries, wages and benefits	610	687
Share-based payments	743	859
Supervisory Board’s fees	245	35
Total compensation to related parties	1,598	1,581

The methods used to measure share-based payments are presented in Note 17 Share-based payments.